The E-Valuator Aggressive Growth (85%-99%) RMS Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2021 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 56.0%
	BROAD MARKET — 8.0%
180,258	JPMorgan U.S. Value Factor ETF	$6,527,142
38,953	SPDR S&P 1500 Value Tilt ETF	5,703,888
4,400	Vanguard Extended Market ETF	829,796
		13,060,826
	CONVERTIBLE — 0.4%
6,726	iShares Convertible Bond ETF	685,850
	CORPORATE — 1.2%
27,058	iShares Fallen Angels USD Bond ETF	810,658
18,456	SPDR Portfolio High Yield Bond ETF	496,282
7,334	Vanguard Intermediate-Term Corporate Bond ETF	697,243
		2,004,183
	EMERGING MARKETS — 0.4%
13,736	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	577,874
	GLOBAL — 1.7%
27,450	Vanguard Total World Stock ETF	2,844,094
	HEALTH CARE — 0.4%
9,431	Principal Healthcare Innovators Index ETF	574,348
	INTERNATIONAL — 11.7%
33,997	Cambria Foreign Shareholder Yield ETF	943,522
4,596	Renaissance International IPO ETF	165,778
96,947	Schwab Fundamental International Large Co. Index ETF	3,226,396
75,364	Schwab International Small-Cap Equity ETF	3,135,143
153,028	SPDR Portfolio Developed World ex-US ETF	5,629,900
20,393	Vanguard FTSE All World ex-US Small-Cap ETF	2,782,625
47,029	Vanguard FTSE Developed Markets ETF	2,422,934
13,334	Vanguard Total International Stock ETF	875,777
		19,182,075
	LARGE-CAP — 19.9%
4,519	Invesco QQQ Trust Series 1	1,601,669
55,004	Schwab Fundamental U.S. Large Co. Index ETF	3,009,819
170,146	Schwab U.S. Dividend Equity ETF	12,866,441
51,764	Schwab U.S. Large-Cap Growth ETF	7,555,473
30,442	SPDR Russell 1000 Yield Focus ETF	2,887,281
23,871	Vanguard Large-Cap ETF	4,792,103
		32,712,786
	MID-CAP — 3.4%
15,063	iShares Core S&P Mid-Cap ETF	4,047,880

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2021 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	MID-CAP (Continued)
19,788	Schwab U.S. Mid-Cap ETF	$1,548,807
		5,596,687
	PRECIOUS METALS — 3.9%
141,495	Aberdeen Standard Physical Silver Shares ETF*	3,564,259
85,423	iShares Gold Trust*	2,879,609
		6,443,868
	SMALL-CAP — 1.7%
57,308	Invesco RAFI Strategic U.S. Small Co. ETF	2,229,866
3,247	Vanguard Russell 2000 Value	472,016
		2,701,882
	TECHNOLOGY — 0.7%
2,731	SPDR FactSet Innovative Technology ETF	617,479
3,699	SPDR NYSE Technology ETF	588,428
		1,205,907
	THEMATIC — 2.6%
65,926	Global X U.S. Infrastructure Development ETF	1,697,594
20,076	Principal Millennials Index ETF	1,336,779
19,447	SPDR S&P Kensho Smart Mobility ETF	1,207,464
		4,241,837
	Total Exchange-Traded Funds
	(Cost $79,610,500)	91,832,217
	EXCHANGE-TRADED NOTES — 1.9%
	INDUSTRIAL METALS — 1.9%
146,997	iPath Series B Bloomberg Copper Subindex Total Return ETN*[1]	3,163,375
	Total Exchange-Traded Notes
	(Cost $3,477,846)	3,163,375
	MUTUAL FUNDS — 37.9%
	AGGREGATE BOND — 0.3%
13,505	Columbia Bond Fund - Class I3	481,321
	AGGREGATE BOND INTERMEDIATE — 0.3%
12,673	Columbia Total Return Bond Fund - Class I3	481,448
	BANK LOANS — 0.5%
95,855	Hartford Floating Rate Fund - Class F	803,262
	BLEND BROAD MARKET — 0.6%
37,230	DFA U.S. Vector Equity Portfolio - Class Institutional	936,329

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2021 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	BLEND LARGE CAP — 7.0%
51,551	DFA Enhanced U.S. Large Co. Portfolio - Class Institutional	$893,897
25,873	DFA U.S. Large Co. Portfolio - Class Institutional	833,638
25,298	JPMorgan U.S. Research Enhanced Equity Fund - Class R6	931,966
132,955	Schwab S&P 500 Index Fund - Class Select	8,797,636
		11,457,137
	BLEND MID CAP — 1.1%
4,627	State Street Small/Mid Cap Equity Index Fund - Class K	1,753,508
	BLEND SMALL CAP — 1.4%
40,670	Fidelity Small Cap Index Fund - Class Institutional Premium	1,191,210
28,760	Schwab Small-Cap Index Fund - Class Select	1,152,699
		2,343,909
	EMERGING MARKET STOCK — 3.9%
41,711	American Funds - New World Fund - Class F-3	4,043,858
131,067	Fidelity Emerging Markets Index Fund - Class Institutional Premium	1,792,992
13,884	JPMorgan Emerging Markets Equity Fund - Class R6	631,429
		6,468,279
	EMERGING MARKETS BOND — 0.2%
7,294	Barings Emerging Markets Debt Blended Total Return Fund - Class Y	80,165
17,387	TIAA-CREF Emerging Markets Debt Fund - Class Institutional	176,481
		256,646
	FOREIGN AGGREGATE BOND — 0.1%
17,951	Dodge & Cox Global Bond Fund	215,952
	FOREIGN BLEND — 0.6%
27,836	Baillie Gifford International Growth Fund - Class Institutional	623,240
19,896	Harbor International Small Cap Fund - Class Retirement	325,504
		948,744
	FOREIGN GROWTH — 7.1%
61,061	Smallcap World Fund, Inc. - Class F-3	5,497,289
32,042	Vanguard International Growth Fund, Admiral Shares	5,463,855
24,778	WCM International Small Cap Growth Fund - Class Institutional	743,343
		11,704,487
	FOREIGN VALUE — 2.6%
17,357	Segall Bryant & Hamill Fundamental International Small Cap Fund - Class Institutional	487,903
84,788	Vanguard International Value Fund - Class Investor	3,751,854
		4,239,757
	GROWTH BROAD MARKET — 1.2%
29,227	American Funds - New Perspective Fund - Class R-6	1,959,113

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2021 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	GROWTH LARGE CAP — 4.1%
10,612	JPMorgan Large Cap Growth Fund - Class R6	$723,544
71,315	TIAA-CREF Large-Cap Growth Index Fund - Class Institutional	3,975,118
11,204	Vanguard U.S. Growth Fund, Admiral Shares	2,121,474
		6,820,136
	GROWTH MID CAP — 0.6%
69,559	Principal Mid-Cap Growth Fund - Class Institutional	962,691
	GROWTH SMALL CAP — 1.8%
23,563	Hood River Small-Cap Growth Fund - Class Retirement	1,795,707
19,140	JPMorgan Small Cap Growth Fund - Class R6	596,014
14,600	Lord Abbett Developing Growth Fund, Inc. - Class I	595,685
		2,987,406
	THEMATIC SECTOR — 1.5%
70,729	DFA U.S. Sustainability Core 1 Portfolio - Class Institutional	2,445,819
	VALUE LARGE CAP — 1.3%
24,714	Vanguard Windsor Fund, Admiral Shares	2,094,279
	VALUE MID CAP — 1.7%
91,849	DFA U.S. Targeted Value Portfolio - Class Institutional	2,806,904
	Total Mutual Funds
	(Cost $52,204,728)	62,167,127
	MONEY MARKET FUNDS — 4.1%
5,833,839	Gabelli U.S. Treasury Money Market Fund, 0.00%*[2]	5,833,839
911,756	Goldman Sachs Government Fund, 0.03%[2]	911,756
	Total Money Market Funds
	(Cost $6,745,595)	6,745,595
	TOTAL INVESTMENTS — 99.9%
	(Cost $142,038,669)	163,908,314
	Other Assets in Excess of Liabilities — 0.1%	236,020
	TOTAL NET ASSETS — 100.0%	$164,144,334

*Non-income producing security.
[1]Foreign security denominated in U.S. Dollars.
[2]Effective 7 day yield as of June 30, 2021.